Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Depreciation and amortization	$ 97,551	$ 99,033	$ 106,084
Vessels and equipment, useful life	25 years
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 365,942	187,361	55,928	$ 103,146
Excluding Amortization Of Drydocking Expenditure
Significant Accounting Policies [Line Items]
Depreciation and amortization	$ 71,900	$ 71,900	$ 78,500
Dry-Docking Activity
Significant Accounting Policies [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]